FINANCE COSTS	12 Months Ended
Dec. 31, 2022
Finance Costs [Abstract]
Disclosure of finance cost [text block]

For the years ended December 31,	2022	2021
Unwinding of discounts on provisions	$19.4	$13.9
Interest expense on long-term debt	21.9	41.8
Early note redemption premium	—	53.3
Interest expense on lease liabilities (Note 33)	8.0	6.7
Amortization of deferred financing, bank, financing fees and other finance costs(i)	15.6	18.7
Finance costs	$64.9	$134.4
(i)Included in other finance costs for the years ended December 31, 2022 and 2021 is $4.1 million and $4.6 million, respectively, of non-cash interest expense related to the financing component of deferred revenue contracts.